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                                      BISYS
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109


                                December 7, 2001


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

                      Re:      Pacific Capital Funds
                               (File Nos. 33-57684 and 811-7454)
                               Rule 497(j) Filing
                               ------------------

Dear Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus for the Retail (Class A and Class B) Shares and form of Prospectus for the Institutional Shares that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 17/19 to the Registration Statement of the Trust which became effective, and was filed electronically with, the Securities and Exchange Commission on Friday, November 30, 2001.

         Questions related to this filing should be directed to my attention at
(617) 557-3366 or, in my absence, to Michael Glazer, Esquire, Paul, Hastings, Janofsky & Walker LLP, at (213) 683-6207.

                                             Sincerely,

                                             /s/ Ryan M. Louvar

                                             Ryan M. Louvar
                                             Counsel
cc:  Andrew Spencer
     Michael Glazer, Esquire